Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Nov. 26, 2021	Dec. 31, 2020
Successor
Revenue	$ 1,927	$ 8,189
Cost of Goods Sold	973	6,353
Gross Profit	954	1,836
Expenses from Operations
Selling and Marketing	10	26
General, and Administrative	1,855	4,976
Depreciation and Amortization	1,320	3,961
Total Expenses from Operations	4,158	8,963
Income (Loss) From Operation	(2,231)	(7,127)
Other income (expense):
Other income (expense), net	(675)	(811)
Interest Expense, net	(1,997)	(6,619)
Change in Fair Value in Financial Instruments	11,883	470
Total other income (expense), net	9,211	(6,960)
Income (Loss) Before Provision for Income Taxes	6,980	(14,087)
Provision for Income Taxes	(38)	(481)
Net Income (Loss)	$ 6,942	$ (14,568)
Earnings per common share
Basic (in Dollars per share)	$ 0.59
Diluted (in Dollars per share)	$ (0.33)
Weighted average shares outstanding
Basic (in Shares)	11,749,911
Diluted (in Shares)	14,653,508
Earnings (Loss) per common share
Basic and diluted (in Dollars per share)		$ (0.92)
Weighted average shares outstanding
Basic and diluted (in Shares)		15,897,861
Predecessor
Revenue			$ 7,150	$ 23,468	$ 28,375
Cost of Goods Sold			2,698	8,055	9,838
Gross Profit			4,452	15,413	18,537
Expenses from Operations
Selling and Marketing			4	231	333
General, and Administrative			1,361	3,062	2,548
Depreciation and Amortization			11	50	42
Total Expenses from Operations			1,376	11,398	12,761
Income (Loss) From Operation			3,076	12,070	15,614
Other income (expense):
Other income (expense), net				47	63
Interest Expense, net			(33)	(198)	(102)
Change in Fair Value in Financial Instruments
Total other income (expense), net			(33)	(151)	(39)
Income (Loss) Before Provision for Income Taxes			3,043	11,919	15,575
Provision for Income Taxes			(251)	(934)	(1,179)
Net Income (Loss)			$ 2,792	$ 10,985	$ 14,396
Angel Founder Units | Predecessor
Net Income per share – basic and diluted – attributable to:
Net Income per share – basic and diluted (in Dollars per share)			$ 13.5	$ 53.13	$ 47.65
Weighted average shares – basic and diluted (in Shares)			110,000	110,000	110,000
Series A Units | Predecessor
Net Income per share – basic and diluted – attributable to:
Net Income per share – basic and diluted (in Dollars per share)			$ 13.5	$ 53.13	$ 157.36
Weighted average shares – basic and diluted (in Shares)			42,761	42,761	42,761
Series R Units | Predecessor
Net Income per share – basic and diluted – attributable to:
Net Income per share – basic and diluted (in Dollars per share)			$ 13.5	$ 53.11	$ 44.91
Weighted average shares – basic and diluted (in Shares)			54,000	54,000	54,000